Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Rendered services	$ 5,615	$ 3,000	$ 4,300
Acquired services	2,639	788	$ 224
Trade and other receivables balances due to its related parties	3,380	763
Trade payables balances due to related parties amount	$ 708	$ 130